New accounting pronouncements not yet adopted by the Company	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
New accounting pronouncements not yet adopted by the Company
3. New accounting pronouncements not yet adopted by the Company
Certain new standards, interpretations and amendments to existing standards have been published that are mandatory for the Company’s accounting periods beginning on or after April 1, 2024 or later periods. Those which are considered to be relevant to the Company’s operations are set out below.

i.
In January 2020, the IASB issued amendments to IAS 1 “
Presentation of Financial Statements
” regarding the ‘Classification of Liabilities as Current or
Non-current’.
The amendments in Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1) affect only the presentation of liabilities in the statement of financial position, and not the amount or timing of recognition of any asset, liability, income or expenses, or the information that entities disclose about those items. The amendments:

•
clarify that the classification of liabilities as current or non-current
should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least 12 months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;

•	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

•	make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The above amendments are effective for annual reporting periods beginning on or after January 1, 2024 and are to be applied retrospectively. Early application is permitted.
This amendment will not have a material impact on its consolidated financial statements.

ii.	In September 2022, the IASB issued ‘Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)’ with amendments to clarify:

•	the requirements that a seller-lessee uses in subsequently measuring sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale.
The amendments are effective for annual periods beginning on or after January 1, 2024. This amendment will not have a material impact on its consolidated financial statements.

iii.
In October 2022, the IASB issued
“Non-current
Liabilities with Covenants (Amendments to IAS 1)” to clarify the conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.

The amendments are effective for annual periods beginning on or after January 1, 2024. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

iv.
In August 2023, the IASB issued ‘Lack of Exchangeability (Amendments to IAS 21)’ that contains guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not.

The amendments in ‘Lack of Exchangeability (Amendments to IAS 21)’ amend IAS 21 to:

•	specify when a currency is exchangeable into another currency and when it is not;

•	specify how an entity determines the exchange rate to apply when a currency is not exchangeable;

•	require the disclosure of additional information when a currency is not exchangeable.
The amendments also extend to conforming amendments to IFRS 1 which previously referred to, but did not define, exchangeability. An entity applies the amendments for annual reporting periods beginning on or after 1 January 2025. Earlier application is permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.